Other operating income	12 Months Ended
Dec. 31, 2025
Other operating income
Other operating income

13. Other operating income

In the year ended December 31, 2023, the Company recognized “Other operating income” of $2.27 million. The amount relates to loss of hire insurance in relation to M/V Aegean Express. No such case existed in the years ended December 31, 2024 and 2025.